Additional Notes - Summary of Exposure to Foreign Currency Risk (Details) - EUR (€)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Foreign Currency Risk [Line Items]
Cash and Cash Equivalents	€ 158,499,651	€ 402,350,904	€ 123,248,256	€ 109,794,680
Accounts Receivable	32,094,000	91,231,000
Accounts Payable and Accruals	(109,804,500)	(157,270,380)
US$ | Gross carrying amount | Currency risk
Foreign Currency Risk [Line Items]
Cash and Cash Equivalents	19,927,000	15,986,000
Accounts Receivable	23,468,000	77,045,000
Financial Assets from Collaborations	3,410,000
Accounts Payable and Accruals	(38,262,000)	(97,946,000)
Financial Liabilities from Collaborations	(114,395,000)	(220,339,000)
Total	(105,852,000)	(225,254,000)
Other | Gross carrying amount | Currency risk
Foreign Currency Risk [Line Items]
Cash and Cash Equivalents	0	0
Accounts Receivable	0	0
Financial Assets from Collaborations	0
Accounts Payable and Accruals	(15,000)	(56,000)
Financial Liabilities from Collaborations	0	0
Total	€ (15,000)	€ (56,000)